Investments - Summary of Recognized Gains (Losses) From Current Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Investment [Line Items]
Investment income	$ 938
Realized losses	(58)
Unrealized gains	1,155
Gain on re-measurement of financial assets at FVTPL	2,883
Impairment of financial instruments	62
Total	4,980
Bonds
Disclosure Of Investment [Line Items]
Investment income	938
Realized losses	(58)
Unrealized gains	1,155
Gain on re-measurement of financial assets at FVTPL	0
Impairment of financial instruments	62
Total	2,097
Equity in Private Companies
Disclosure Of Investment [Line Items]
Investment income	0
Realized losses	0
Unrealized gains	0
Gain on re-measurement of financial assets at FVTPL	2,883
Impairment of financial instruments	0
Total	$ 2,883